Fair Value of Financial Instruments - Summary of Assets Measured at Fair Value on Non Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of Real estate owned	$ 0	$ 281
Non-Recurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of Impaired loans	799	1,161
Fair value of Real estate owned		281
Total (Losses) Gains Or Changes in Net Assets, Impaired loans	(65)	(64)
Total (Losses) Gains Or Changes in Net Assets, Real estate owned		(56)
Non-Recurring [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of Impaired loans	$ 799	1,161
Fair value of Real estate owned		$ 281